Revenue - Effect of Adoption of Topic 606 on Consolidated Statement of Operations (Detail) - USD ($)		3 Months Ended									6 Months Ended		12 Months Ended
	Jul. 10, 2019	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Jul. 10, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Total Revenue		$ 39,462,537				$ 23,023,405					$ 57,560,470	$ 47,042,917	$ 104,603,000	$ 130,012,940	$ 93,951,121
Operating Expenses
Selling general and administrative		18,166,191				8,676,634					45,758,335	51,201,322	96,960,000	29,097,302	14,604,261
Depreciation and amortization		13,904,384				2,914,328					23,756,888	6,222,917	29,980,000	10,421,000	7,456,438
Change in fair value of contingent consideration											0	0	0	(1,103,012)	(2,100,000)
Total operating expenses		42,841,872				16,710,146					85,171,953	67,640,318	152,812,000	113,401,582	77,562,035
Income (loss) from operations	$ (32,536,000)	$ (3,379,335)	$ (13,464,000)	$ (14,147,000)	$ 5,626,000	$ 6,313,259	$ 3,717,000	$ 5,215,000	$ 5,995,000	$ 1,684,000	(27,611,483)	(20,597,401)	(48,209,000)	16,611,358	16,389,086
ASC 606 | Impact of ASC 606
Revenue
Total Revenue											(28,847,000)	(32,347,000)
Operating Expenses
Change in fair value of contingent consideration											0	0
Total operating expenses											(28,847,000)	(32,347,000)
ASC 606 | Excluding Impact of Adoption
Revenue
Total Revenue											86,407,000	79,390,000	165,797,000
Operating Expenses
Selling general and administrative											45,758,000	51,201,000	96,960,000
Depreciation and amortization											23,757,000	6,223,000	29,980,000
Change in fair value of contingent consideration											0	0	0
Total operating expenses											114,019,000	99,987,000	214,006,000
Income (loss) from operations											(27,611,000)	(20,597,000)	(48,209,000)
Processing and Service Fees
Revenue
Total Revenue											57,560,470	47,042,917	104,603,000	82,186,411	57,062,810
Processing and Service Fees | ASC 606 | Impact of ASC 606
Revenue
Total Revenue											(1,254,000)	(2,358,000)
Processing and Service Fees | ASC 606 | Excluding Impact of Adoption
Revenue
Total Revenue											58,815,000	49,401,000	108,216,000
Interchange and Network Fees
Revenue
Total Revenue														47,826,529	36,888,311
Operating Expenses
Cost of revenue														47,826,529	36,888,311
Interchange and Network Fees | ASC 606 | Impact of ASC 606
Revenue
Total Revenue											(27,593,000)	(29,989,000)
Operating Expenses
Cost of revenue											(27,593,000)	(29,989,000)
Interchange and Network Fees | ASC 606 | Excluding Impact of Adoption
Revenue
Total Revenue											27,593,000	29,989,000	57,582,000
Operating Expenses
Cost of revenue											27,593,000	29,989,000	57,582,000
Other Costs of Services
Operating Expenses
Cost of revenue											15,656,730	10,216,079	25,873,000	$ 27,159,763	$ 20,713,025
Other Costs of Services | ASC 606 | Impact of ASC 606
Operating Expenses
Cost of revenue											(1,254,000)	(2,358,000)
Other Costs of Services | ASC 606 | Excluding Impact of Adoption
Operating Expenses
Cost of revenue											$ 16,911,000	$ 12,574,000	$ 29,485,000